COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT	12 Months Ended
Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT

15.    COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT

15.1    Debt securities at fair value through profit or loss

	12/31/2023	12/31/2022
Government securities	43,859,127	49,031,485
Corporate securities	2,556,695	20,676,110
	46,415,822	69,707,595

15. 2   Derivatives

	12/31/2023	12/31/2022
Debtor balances related to forward operations in foreign currency to be settled in pesos	2,869,609	634,487
Debtor balances related to forward operations in foreign currency	158,431	182,977
Put option taken	767,053	102,917
	3,795,093	920,381

15.3  Other financial assets

	12/31/2023	12/31/2022
Participation Certificates in Financial Trusts	635,332	493,273
Investments in Asset Management and Other Services	6,890,718	6,739,434
Other investments	3,113,100	3,209,561
Receivable from spot sales pending settlement	24,966,331	7,459,195
Several debtors	10,815,142	7,288,751
Miscellaneous debtors for credit card operations	495,366	520,368
Allowances for loan losses	(416,205)	(464,391)
	46,499,784	25,246,191

15.4    Other debt securities

	12/31/2023	12/31/2022
Negotiable obligations	12,667,045	17,622,462
Debt securities from Financial trusts	4,590,978	—
Government securities	160,021,031	116,816,092
Securities issued by BCRA	76,082,442	707,388,671
Others	89	149
Allowances for loan losses	(2,181,044)	(1,851,807)
	251,180,541	839,975,567

15.5   Financial assets pledged as collateral

	12/31/2023	12/31/2022
Guarantee securities for repo operations	972,694	—
Special guarantees accounts in the Argentine Central Bank	21,763,021	32,058,218
Deposits in guarantee	23,646,891	12,998,311
	46,382,606	45,056,529

15.6   Inventories

	12/31/2023	12/31/2022
Electronics	—	208,923
	—	208,923

15.7   Other non-financial assets

	12/31/2023	12/31/2022
Other Miscellaneous assets	8,538,030	7,694,702
Loans to employees	2,134,276	2,678,478
Payments in advance	5,948,058	4,151,472
Other non-financial assets	154,060	374,811
Retirement Plan	547,973	387,914
Works of art and collector's pieces	253,347	257,559
Insurance Contract assets	1,187,065	1,096,286
Asset from insurance broker operations	1,020	6,506
	18,763,829	16,647,728

15.8  Deposits

	12/31/2023	12/31/2022
Non-financial sector	100,747,830	86,705,591
Financial sector	476,539	315,861
Current accounts	138,589,508	157,491,710
Special checking accounts	731,973,085	556,908,441
Savings accounts	241,809,018	287,593,196
Time deposits and investments accounts	177,192,264	469,431,207
Investment accounts	122,036,731	100,826,533
Others	15,838,471	19,700,970
Interest and Adjustments	20,264,610	26,036,074
	1,548,928,056	1,705,009,583

15.9   Liabilities at fair value through profit or loss

	12/31/2023	12/31/2022
Liabilities for transactions in local currency	607,903	3,955,167
Liabilities for transactions in foreign currency	—	2,706,372
	607,903	6,661,539

15.10    Other financial liabilities

	12/31/2023	12/31/2022
Amounts payable for spot transactions pending settlement	14,473,367	6,423,474
Collections and other operations on behalf of third parties	55,096,905	44,801,930
Unpaid fees	12,075	11,460
Financial guarantee contracts	42,076	75,990
Liabilities associated with the transfer of financial assets not derecognized	—	—
Lease liability	2,857,505	4,884,311
Others	257,000	184,690
	72,738,928	56,381,855

15.11   Financing received from the Argentine Central Bank and other financial institutions

	12/31/2023	12/31/2022
Financing received from local financial institutions	2,436,173	11,893,380
Financing received from international institutions	255,796	5,326,454
	2,691,969	17,219,834

15.12   Provisions

	12/31/2023	12/31/2022
Eventual commitments	411,663	271,445
Unused Balances of Credit Cards	1,456,978	1,387,991
Restructuring expenses	6,000,000	—
Other contingencies	7,029,026	3,608,510
	14,897,667	5,267,946

15.13   Other non-financial liabilities

	12/31/2023	12/31/2022
Payroll and social securities	32,249,269	35,247,707
Sundry creditors	18,833,238	24,404,194
Revenue from contracts with customers (1)	908,005	1,021,454
Tax payable	19,681,363	22,066,310
Social security payment orders pending settlement	1,278,348	2,329,528
Reinsurance contract liabilities	5,032	187,838
Liabilities from insurance broker operations	41,453	13,131
Other	203,589	321,003
	73,200,297	85,591,165

(1)	Deferred revenue associated with contracts with customers includes the liability for the customer loyalty program. The Group estimates the value of the points assigned to customers in the Club Supervielle and Club Mis Puntos Programs, by applying a mathematical model that considers assumptions about redemption percentages, fair value of points redeemed based on the combination of available products. and customer preferences, as well as the expiration of unused points. As of December 31, 2023 and 2022, the sum of $908,005 and $1,021,454 points have been recorded for unredeemed points, respectively.

	Maturity
	Up to 12	Up to 24	More than
Item	months	months	24 months	Total
Revenue from contracts with customers	321,665	164,667	421,673	908,005

15.14   Interest Income

	12/31/2023	12/31/2022	12/31/2021
Interest on overdrafts	44,410,794	23,471,096	19,005,461
Interest on promissory notes	67,470,691	64,028,835	67,907,777
Interest on personal loans	66,454,064	92,146,481	117,692,377
Interest on corporate unsecured loans	96,127,460	50,712,155	41,967,396
Interest on credit card loans	42,005,274	45,870,806	35,957,060
Interest on mortgage loans	62,359,572	56,407,739	42,843,345
Interest on automobile and other secured loan	12,574,777	13,122,573	9,393,313
Interest on foreign trade loans	3,180,062	4,010,233	7,543,367
Interest on financial leases	17,868,411	14,262,772	9,591,489
Interest on public and private securities measured at amortized cost	567,893,807	387,019,350	167,862,434
Other	177,352,343	33,302,307	107,654,661
Total	1,157,697,255	784,354,347	627,418,680

15.15   Interest Expenses

	12/31/2023	12/31/2022	12/31/2021
Interest on current accounts deposits	374,828,604	211,185,911	128,233,675
Interest on time deposits	439,013,593	295,156,581	228,048,956
Interest on other financial liabilities	3,621,357	3,968,644	8,388,702
Interest from financing sector	2,772,705	3,356,878	1,108,873
Other	5,257,828	1,731,380	1,210,330
Total	825,494,087	515,399,394	366,990,536

15.16   Net income from financial instruments at fair value through profit or loss

	12/31/2023	12/31/2022	12/31/2021
Income from corporate and government securities	127,798,716	51,452,910	42,190,171
Income from securities issued by the Argentine Central Bank	—	3,303,523	2,120,331
Derivatives	10,282,330	2,065,245	9,613,101
Total	138,081,046	56,821,678	53,923,603

15.17   Service fee income

	12/31/2023	12/31/2022	12/31/2021
Commissions from deposits accounts	37,391,888	38,148,025	39,408,942
Commissions from credit and debit cards	20,594,231	29,729,082	30,250,743
Commissions from loans operations	368,893	950,232	960,528
Other Commissions	34,770,240	25,650,838	30,471,421
Total	93,125,252	94,478,177	101,091,634

15.18   Service fee expenses

	12/31/2023	12/31/2022	12/31/2021
Commissions paid	23,620,557	32,604,729	30,075,296
Export and foreign currency operations	555,520	787,995	742,947
Total	24,176,077	33,392,724	30,818,243

15.19   Income from insurance activities

	12/31/2023	12/31/2022	12/31/2021
Accrued premiums - Under IFRS 4	—	—	21,665,483
Accrued losses - Under IFRS 4	—	—	(4,228,281)
Production expenses Under IFRS 4	—	—	(3,659,805)
Insurance revenue	18,566,744	19,169,750	—
Insurance service expenses	(5,743,306)	(5,905,884)	—
Net expenses from reinsurance contracts held	(111,599)	(398,421)	—
Broker activity operations	1,719,474	1,238,709	—
Total	14,431,313	14,104,154	13,777,397

15.20   Other operating income

	12/31/2023	12/31/2022	12/31/2021
Reversal of allowance for loan losses and assets written down	5,502,611	10,127,903	10,395,360
Insurance commissions	—	—	1,535
Rental from safety boxes	2,050,948	2,375,006	2,332,362
Returns of risk funds	—	4,867,260	7,524,773
Commissions from trust services	178,265	253,243	270,489
Adjustment of various credits	2,472,547	1,363,146	1,039,392
Sale of fixed assets	4,567	89,106	54,322
Punitive interest	2,318,899	2,056,982	1,775,727
Others	11,160,910	11,538,428	9,222,204
Total	23,688,747	32,671,074	32,616,164

15.21   Personnel expenses

	12/31/2023	12/31/2022	12/31/2021
Payroll and social securities	150,064,085	154,276,818	143,807,941
Others expenses	10,331,367	13,548,690	11,429,240
Total	160,395,452	167,825,508	155,237,181

15.22   Administrative expenses

	12/31/2023	12/31/2022	12/31/2021
Directors´ and statutory auditors’fees	3,291,819	2,484,677	2,468,332
Professional fees	25,006,003	25,862,516	27,265,430
Advertising and publicity	4,737,212	6,893,010	6,966,569
Taxes	20,408,129	20,091,751	20,511,740
Maintenance, security and services	19,653,248	21,561,754	24,972,701
Rent	66,400	245,871	476,043
Others	11,275,883	11,807,229	10,486,259
Total	84,438,694	88,946,808	93,147,074

15.23  Depreciation and impairment of non-financial assets

	12/31/2023	12/31/2022	12/31/2021
Depreciation of property, plant and equipment	4,628,095	5,610,128	5,049,540
Depreciation of other non-financial assets	2,833,824	2,333,661	1,822,902
Depreciation of intangible assets	13,988,733	15,241,255	12,326,178
Depreciation of right-of-use assets	6,480,621	5,962,164	6,429,230
Impairment of goodwill	4,000,000	2,300,595	1,899
Total	31,931,273	31,447,803	25,629,749

15.24  Other operating expenses

	12/31/2023	12/31/2022	12/31/2021
Promotions related with credit cards	4,750,720	5,400,008	5,516,101
Turnover tax	54,968,898	53,620,247	49,385,226
Fair value on initial recognition of loans	207,342	479,836	1,193,719
Contributions made to deposit insurance system	2,350,765	2,787,276	2,981,108
Loan and credit card balance adjustments	1,241,563	3,047,451	1,138,924
Interest on liabilities for financial leases	33,690	1,555,148	1,633,744
Coverage services	27,556	42,850	99,604
Others allowances	10,957,512	7,279,351	3,615,679
Devaluation of investment properties	7,012,278	2,503,275	2,675,231
Others	12,739,388	6,209,579	3,631,010
Total	94,289,712	82,925,021	71,870,346